Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000253472 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253472 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253472 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253472 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253472 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253472 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253472 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253472 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253472 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253472 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253472 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253472 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253472 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	17.10%
C000253472 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253472 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253472 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253472 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253472 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253472 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253472 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253472 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253472 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253472 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253472 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253472 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253472 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253472 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253469 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253469 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253469 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253469 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253469 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253469 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253469 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253469 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253469 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253469 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253469 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253469 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253469 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	17.10%
C000253469 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253469 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253469 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253469 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253469 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253469 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253469 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253471 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253471 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253471 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253471 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253471 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253471 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253471 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253471 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253471 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253471 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253471 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253471 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253471 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	17.10%
C000253471 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253471 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253471 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253471 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253471 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253471 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253471 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253471 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253471 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253471 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253471 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253471 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253471 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253471 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253470 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253470 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253470 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253470 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253470 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253470 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253470 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253470 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253470 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253470 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253470 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	78.30%
C000253470 | Real Estate57164PAF3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000253470 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	17.10%
C000253470 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	4.10%
C000253470 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253470 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253470 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253470 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253470 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253470 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253470 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253470 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253470 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253470 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253470 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253470 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253470 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000253473 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253473 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253473 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253473 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253473 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253473 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253473 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253473 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253473 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253473 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253473 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253473 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253473 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253473 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253473 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253473 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253473 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253473 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253473 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253473 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253473 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253473 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000253473 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.90%
C000253473 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253473 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253474 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253474 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253474 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253474 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253474 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253474 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253474 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253474 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253474 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253474 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253474 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253474 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253474 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253474 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253474 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253474 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253474 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253474 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253474 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253474 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253474 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253474 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000253474 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.90%
C000253474 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253474 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253476 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253476 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253476 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253476 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253476 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253476 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253476 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253476 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253476 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253476 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253476 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253476 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253476 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253476 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253476 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000253476 | Technology00971T101
Holdings [Line Items]
Percent of Total Investments	98.90%
C000253476 | Equities464287598
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249826 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249826 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249826 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249826 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249826 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249826 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249826 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249826 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249826 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249826 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249826 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249826 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249826 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249826 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249826 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249826 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249826 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249826 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249826 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249826 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249826 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249826 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000249826 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000249827 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249827 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249827 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249827 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249827 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249827 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249827 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249827 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249827 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249827 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249827 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249827 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249827 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249827 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249827 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249827 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249827 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249827 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249827 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249827 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249827 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249827 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000249827 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000249825 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249825 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249825 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249825 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000249825 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249825 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249825 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249825 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249825 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249825 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249825 | Financials020002101
Holdings [Line Items]
Percent of Total Investments	98.00%
C000249825 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249825 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249825 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249825 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249825 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249825 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249825 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249825 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249825 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249825 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249825 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000249825 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000253484 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253484 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253484 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253484 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253484 | 91307C102 | United Therapeutics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253484 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253484 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253484 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253484 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253484 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253484 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253484 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253484 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253484 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253484 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000253484 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253484 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253484 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253484 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000253484 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.00%
C000253484 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	1.00%
C000253483 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253483 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253483 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253483 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253483 | 91307C102 | United Therapeutics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253483 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253483 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253483 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253483 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253483 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253483 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253483 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253483 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253483 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000253483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253483 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000253483 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.00%
C000253483 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	1.00%
C000253481 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253481 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253481 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253481 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253481 | 91307C102 | United Therapeutics Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253481 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253481 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253481 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253481 | 05605H100 | BWX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253481 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253481 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000253481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253481 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253481 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000253481 | Industrials000360206
Holdings [Line Items]
Percent of Total Investments	99.00%
C000253481 | Equities464287481
Holdings [Line Items]
Percent of Total Investments	1.00%
C000253488 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253488 | 912797MS3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000253488 | 84265V105 | Southern Copper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253488 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253488 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253488 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253488 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253488 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253488 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253488 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253488 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253488 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253488 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253488 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253488 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253488 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253488 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253488 | United States
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000253488 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	65.90%
C000253488 | U.S. Treasury Obligations912797MS3
Holdings [Line Items]
Percent of Total Investments	34.10%
C000253485 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253485 | 912797MS3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000253485 | 84265V105 | Southern Copper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253485 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253485 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253485 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253485 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253485 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253485 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253485 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253485 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253485 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253485 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253485 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253485 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253485 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253485 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253485 | United States
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000253485 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	65.90%
C000253485 | U.S. Treasury Obligations912797MS3
Holdings [Line Items]
Percent of Total Investments	34.10%
C000253487 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253487 | 912797MS3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000253487 | 84265V105 | Southern Copper Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253487 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253487 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253487 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253487 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253487 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253487 | 670837103 | OGE Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253487 | 23345M107 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253487 | Panama
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253487 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253487 | Liberia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253487 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253487 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253487 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253487 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253487 | United States
Holdings [Line Items]
Percent of Net Asset Value	81.30%
C000253487 | Industrials88579Y101
Holdings [Line Items]
Percent of Total Investments	65.90%
C000253487 | U.S. Treasury Obligations912797MS3
Holdings [Line Items]
Percent of Total Investments	34.10%
C000253490 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253490 | 912797MS3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253490 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253490 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253490 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253490 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253490 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253490 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000253490 | U.S. Treasury Obligations912797MS3
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253490 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	111.80%
C000253490 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253492 | 912797MS3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253492 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253492 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253492 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253492 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253492 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253492 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000253492 | U.S. Treasury Obligations912797MS3
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253492 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	111.80%
C000253492 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253489 | 912797MS3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253489 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253489 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253489 | 74460D109 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253489 | 925652109 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253489 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253489 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000253489 | U.S. Treasury Obligations912797MS3
Holdings [Line Items]
Percent of Total Investments	5.20%
C000253489 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	111.80%
C000253489 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253495 | 76118Y104 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253495 | 65290E101 | Nextracker Inc - Class A, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253495 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 33829M101 | Five Below, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 688239201 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253495 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | 337932107 | FirstEnergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253495 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253495 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253495 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253495 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253495 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253495 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253495 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000253495 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253495 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253495 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253495 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253495 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253495 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253495 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	98.90%
C000253495 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253495 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253494 | 76118Y104 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253494 | 65290E101 | Nextracker Inc - Class A, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253494 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 33829M101 | Five Below, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 688239201 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253494 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | 337932107 | FirstEnergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253494 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253494 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253494 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253494 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253494 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253494 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253494 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000253494 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253494 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253494 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253494 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253494 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253494 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253494 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	98.90%
C000253494 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253494 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253493 | 76118Y104 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253493 | 65290E101 | Nextracker Inc - Class A, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253493 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 013872106 | Alcoa Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 33829M101 | Five Below, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 688239201 | Oshkosh Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253493 | 76169C100 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 052800109 | Autoliv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | 337932107 | FirstEnergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253493 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253493 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000253493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000253493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253493 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253493 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253493 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	98.90%
C000253493 | Equities464287473
Holdings [Line Items]
Percent of Total Investments	1.10%
C000253493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253500 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253500 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253500 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253500 | 5727973 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253500 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253500 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253500 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253500 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253500 | 6821506 | Sony Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253500 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253500 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253500 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253500 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000253500 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253500 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253500 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253500 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253500 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253500 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253500 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000253500 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253500 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253498 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253498 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253498 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253498 | 5727973 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253498 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253498 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253498 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253498 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253498 | 6821506 | Sony Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253498 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253498 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253498 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253498 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000253498 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253498 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253498 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253498 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253498 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253498 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253498 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000253498 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253498 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	1.50%
C000253499 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253499 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253499 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253499 | 5727973 | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253499 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253499 | 0540528 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253499 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253499 | 6335171 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253499 | 6821506 | Sony Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253499 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253499 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253499 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253499 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000253499 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253499 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253499 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253499 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253499 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253499 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253499 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000253499 | Industrials7108899
Holdings [Line Items]
Percent of Total Investments	98.50%
C000253499 | Equities464287465
Holdings [Line Items]
Percent of Total Investments	1.50%